Summary of Changes in Allowance for Credit Losses (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Subsequent Events [Abstract]
Balance - December 31, 2023	$ 5,748
Change in provision for credit losses	18,462
Balance - December 31, 2024	$ 24,210